Commitments and contingencies (Details)	Dec. 31, 2023 USD ($)
Statement [Line Items]
Minimum annual lease payments	$ 54,170
Lease Agreements [Member]
Statement [Line Items]
Minimum annual lease payments	14,750
Consulting Agreements [Member]
Statement [Line Items]
Minimum annual lease payments	$ 39,420